Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Goodwill not subject to amortization	$ 1,888,889	$ 1,888,889
Core Deposit Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	105,165	105,165
Accumulated Amortization	(92,660)	(87,544)
George Mason Trade Name Intangible [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		1,080
Crescent Trade Name [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		196
Community Banking [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		0
Goodwill not subject to amortization	1,883,574	1,883,574
Community Banking [Member] | Core Deposit Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	105,165	105,165
Accumulated Amortization	(92,660)	(87,544)
Community Banking [Member] | George Mason Trade Name Intangible [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		0
Community Banking [Member] | Crescent Trade Name [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		0
Mortgage Banking [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		1,276
Goodwill not subject to amortization	5,315	5,315
Mortgage Banking [Member] | Core Deposit Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	0	0
Accumulated Amortization	$ 0	0
Mortgage Banking [Member] | George Mason Trade Name Intangible [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		1,080
Mortgage Banking [Member] | Crescent Trade Name [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		196
Total Gross Carrying Amount [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		$ 1,276